SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Derivative Liabilities
	Balance sheet	December 31,
	location	2011	2012
Derivative assets and (liabilities)

Derivatives not designated as hedging instruments:

Foreign exchange forward and options contracts	Other accounts receivable and prepaid expenses	$-	$728

Foreign exchange forward and options contracts	Accrued expenses and other liabilities	$(3,163)	$-

Schedule of Change in Provision for Inventory
	December 31,
	2011	2012

Inventory provision, beginning of year	$3,103	$4,869
Increase in inventory provision	211	939
Increase in inventory provision in connection with Microgil's dispute(*)	1,789	-
Write off	(205)	(152)
Foreign currency translation adjustments	(29)	151

Inventory provision, end of year	$4,869	$5,807

(*)	For further information see Note 12(a)(4).

Schedule of Property, Plant and Equipment Depreciation Rates
%

Machinery and manufacturing equipment	4-33
Office equipment and furniture	7-33
Motor vehicles	10-30
Buildings	4-5

Schedule of Changes in Warranty Accrual
	December 31,
	2011	2012

Warranty provision, beginning of year	$1,676	$1,978
Charged to costs and expenses relating to new sales	1,052	1,126
Acquisition of the business of U.S. Quartz	508	-
Costs of product warranty claims	(1,109)	(937)
Foreign currency translation adjustments	(149)	56

Warranty provision, end of year	$1,978	$2,223

Schedule of Change in Provision for Doubtful Debts
	December 31,
	2011	2012

Balance at the beginning of the year	$331	$739
Charges to expenses	468	601
Write off	(51)	(227)
Foreign currency translation adjustments	(9)	14

Balance at end of the year	$739	$1,127

Schedule of Liabilities Measured at Fair Value
	December 31, 2011
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$(3,163)	$-	$(3,163)

Total	$-	$(3,163)	$-	$(3,163)

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	$728	$-	$728

Total	$-	$728	$-	$728

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
2012
Dividend yield	0%
Expected volatility	57%
Risk-free interest rate	0.73%
Expected life (in years)	4.22